Goodwill and Other Assets	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Goodwill and Other Assets	15. GOODWILL AND OTHER ASSETS

Goodwill and other assets consist of:

	December 31, 2020	December 31, 2019
Goodwill	$2,775	$3,057
Other assets	1,396	1,930
	$4,171	$4,987